NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
NET INCOME PER SHARE

NOTE 11 － NET INCOME PER SHARE

	Years ended December 31,
	2023	2024	2025

Numerator:
Net income attributable to the Company’s shareholders	$10,317,181	$8,420,771	$16,554,152

Denominator:
Weighted average ordinary shares outstanding
Basic and diluted*	88,250,000	89,687,500	89,687,500

Net income per share
Basic and diluted	$0.12	$0.09	$0.18

*	The shares amounts are presented on a retroactive basis, after giving the effect form the completion of common control acquisition (see Note 1).